Risk management - Quantitative SICR thresholds (Details)	Jun. 30, 2024	Dec. 31, 2023
Mortgages | Investment grade (rating grade 1-10)
Disclosure of financial assets [line Items]
Average threshold ratio	2.6	2.5
Mortgages | Non-investment grade (rating grade 11-17)
Disclosure of financial assets [line Items]
Average threshold ratio	2.3	2.3
Consumer Lending | Investment grade (rating grade 1-10)
Disclosure of financial assets [line Items]
Average threshold ratio	2.9	2.9
Consumer Lending | Non-investment grade (rating grade 11-17)
Disclosure of financial assets [line Items]
Average threshold ratio	2.2	2.1
Business Lending | Investment grade (rating grade 1-10)
Disclosure of financial assets [line Items]
Average threshold ratio	2.7	2.7
Business Lending | Non-investment grade (rating grade 11-17)
Disclosure of financial assets [line Items]
Average threshold ratio	2.1	2.1
Governments and fin. institutions | Investment grade (rating grade 1-10)
Disclosure of financial assets [line Items]
Average threshold ratio	3.0	3.0
Governments and fin. institutions | Non-investment grade (rating grade 11-17)
Disclosure of financial assets [line Items]
Average threshold ratio	1.8	1.9
Other Wholesale Banking | Investment grade (rating grade 1-10)
Disclosure of financial assets [line Items]
Average threshold ratio	2.7	2.8
Other Wholesale Banking | Non-investment grade (rating grade 11-17)
Disclosure of financial assets [line Items]
Average threshold ratio	1.9	1.8